Cover	Nov. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2022
Entity File Number	333-251324
Entity Registrant Name	GLOBAL LEADERS CORPORATION
Entity Central Index Key	0001830696
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit 512
Entity Address, Address Line Two	InnoCentre
Entity Address, Address Line Three	72 Tat Chee Avenue
Entity Address, City or Town	Kowloon Tong
Entity Address, Country	HK
City Area Code	852
Local Phone Number	8102 3633
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable